NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2024
NET INCOME PER SHARE
NET INCOME PER SHARE

18.  NET INCOME PER SHARE

Basic and diluted net income per share for the years presented were calculated as follows:

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Numerator:
Net income	488,246	2,847,933	2,931,703	401,712
Less: Net income attributable to non-controlling interests	—	—	—	—
Net income attributable to ordinary shareholders	488,246	2,847,933	2,931,703	401,712

Denominator:
Weighted average number of shares – basic	2,473,078,408	2,532,109,710	2,545,968,813	2,545,968,813
Adjustments for dilutive options and RSUs	43,195,219	453,592	2,033,237	2,033,237
Weighted average number of shares – diluted	2,516,273,627	2,532,563,302	2,548,002,050	2,548,002,050

Basic net income per share attributable to ordinary shareholders	0.20	1.12	1.15	0.16
Diluted net income per share attributable to ordinary shareholders	0.19	1.12	1.15	0.16

Generally, basic net income per share is computed using the weighted average number of ordinary shares and Senior Preferred Shares outstanding during the respective year. Senior Preferred Shares were considered as participating securities under ASC 260, therefore, they are included in the computation of basis shares. Diluted net income per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The potentially dilutive ordinary shares included RSUs and options to purchase ordinary shares of 43,195,219, 453,592 and 2,033,237 for the years ended December 31, 2022, 2023 and 2024 on a weighted average basis, respectively.